Significant Accounting Policies (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Company's accrual for product warranty claims
Balance at January 1	$ 23,103	$ 22,214	$ 18,029
Charges to expense	29,957	23,092	31,367
Settlements	(30,989)	(22,203)	(27,182)
Balance at December 31	$ 22,071	$ 23,103	$ 22,214
Non-Compete Covenants [Member]
Amortization cost of non-compete covenants and certain intangible property rights
Minimum useful life	3
Maximum useful life	5
Certain Intangible Property Rights [Member]
Amortization cost of non-compete covenants and certain intangible property rights
Minimum useful life	3
Maximum useful life	20